Investment Risks - Global X Funds - Global X Ethereum Covered Call ETF	Jan. 16, 2026
Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk: The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Asset Class Risk Member
Prospectus [Line Items]
Risk [Text Block]
Asset Class Risk: Securities and other assets held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Derivatives Risk: The Fund may invest in options on Ether ETPs or options on an Ether ETP Index. Options and futures contracts are types of derivative instrument. Derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities, which can result in greater losses for the Fund. In addition, the prices of the derivative instruments and the price of ether may not move together as expected. A risk of the Fund’s use of derivatives is that the fluctuations in the value of the Ether ETPs, an Ether ETP Index, Spot Ether ETPs, Ether Futures ETFs, and the related derivatives, may not correlate perfectly with the relevant reference asset, ether. Derivatives are usually traded on margin, which means the Fund is required to post cash or other assets as collateral to support its derivatives positions, rather than paying the full value of the contract upfront. As a result, if the value of a derivatives position moves against the Fund, the Fund may be subject to a margin call, which would require it to provide additional collateral. Margin calls may force the Fund to liquidate assets.

ETF Investment Risk: The Fund may hold ETFs to gain exposure to certain asset classes. As a result, the Fund may be subject to the same risks as the underlying ETFs, including the risk that the underlying ETF’s shares trade at a premium or discount to NAV and the risk that an underlying ETF may fail to achieve its investment objective, which may adversely affect the value of the Fund’s investment in the underlying ETF and the overall performance of the Fund. Because the value of an underlying ETF's shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, thereby adversely affecting the Fund’s performance.

With respect to underlying ETFs that seek to track an underlying index, while the risks of owning shares of an underlying ETF generally reflect the risks of owning the underlying securities of the index the ETF is designed to track, lack of liquidity in the underlying ETF can result in its value being more volatile than the underlying portfolio securities. Further, an underlying ETF that tracks an index may also experience tracking error. Underlying ETFs in which the Fund invests may be non-diversified under the Investment Company Act of 1940 (“1940 Act”). This means that there is no restriction under the 1940 Act on how much the Underlying ETF may invest in the securities of a single issuer. Therefore, the value of the Underlying ETF’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

In addition, investments in the securities of underlying ETFs may involve duplication of advisory fees and certain other expenses.

Ether ETP Risk: Ether ETPs are exchange-traded investment products not registered under the 1940 Act that seek to generally match the performance of the price of ether, and trade intra-day on a national securities exchange. Shares of Ether ETPs are not traded at net asset value, but may trade at prices above or below the value of their underlying portfolios. The level of risk involved in the purchase or sale of an Ether ETP is similar to the risk involved in the purchase or sale of an exchange-traded fund, and generally reflect the risks of owning the underlying ether and cash that an Ether ETP holds. Ether ETPs are subject to management fees and other fees that may increase their costs versus the costs of owning ether directly. Ether ETPs generally determine the price of ether by reference to a benchmark rate or index, and therefore may not reflect the global price of ether, or the price of ether on any one digital asset trading platform. In the event the price used by an Ether ETP deviates from the global price of ether, the Fund’s returns may be adversely affected.

Ether Futures ETF Risk: Ether Futures ETFs do not invest directly in Ether. Instead, Ether Futures ETFs obtain indirect exposure to ether by investing in ether futures contracts. The market for ether futures contracts may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the market for ether futures contracts has grown substantially since ether futures contracts commenced trading, there can be no assurance that this growth will continue. The price for ether futures contracts is based on a number of factors, including the supply of and the demand for ether futures contracts. Market conditions and expectations, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for ether futures contracts. Additionally, due to the high margin requirements that are unique to ether futures contracts, an Ether Futures ETF may experience difficulty maintaining the desired level of exposure to ether futures contracts. If an Ether Futures ETF is unable to achieve such exposure it may not be able to meet its investment objective and the fund’s returns may be different or lower than expected. Additionally, collateral requirements may require an Ether Futures ETF to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like ether futures contracts may be considered aggressive and may expose an Ether Futures ETF to significant risks. These risks include counterparty risk and liquidity risk.

U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. U.S. Treasury obligations are subject to inflation risk, as the price of short term U.S. Treasury obligations tends to fall during inflationary periods as investors seek higher yielding investments. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's investments in U.S. Treasury obligations to decline. In addition, uncertainty in regard to the U.S. debt ceiling may increase the volatility in U.S. Treasury obligations and can heighten the potential for a credit rating downgrade, which could have an adverse effect on the value of the Fund’s U.S. Treasury obligations.

Asset Class Risk, Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk: The Fund may invest in options on Ether ETPs or options on an Ether ETP Index. Options and futures contracts are types of derivative instrument. Derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities, which can result in greater losses for the Fund. In addition, the prices of the derivative instruments and the price of ether may not move together as expected. A risk of the Fund’s use of derivatives is that the fluctuations in the value of the Ether ETPs, an Ether ETP Index, Spot Ether ETPs, Ether Futures ETFs, and the related derivatives, may not correlate perfectly with the relevant reference asset, ether. Derivatives are usually traded on margin, which means the Fund is required to post cash or other assets as collateral to support its derivatives positions, rather than paying the full value of the contract upfront. As a result, if the value of a derivatives position moves against the Fund, the Fund may be subject to a margin call, which would require it to provide additional collateral. Margin calls may force the Fund to liquidate assets.
Asset Class Risk, ETF Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Investment Risk: The Fund may hold ETFs to gain exposure to certain asset classes. As a result, the Fund may be subject to the same risks as the underlying ETFs, including the risk that the underlying ETF’s shares trade at a premium or discount to NAV and the risk that an underlying ETF may fail to achieve its investment objective, which may adversely affect the value of the Fund’s investment in the underlying ETF and the overall performance of the Fund. Because the value of an underlying ETF's shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, thereby adversely affecting the Fund’s performance.

With respect to underlying ETFs that seek to track an underlying index, while the risks of owning shares of an underlying ETF generally reflect the risks of owning the underlying securities of the index the ETF is designed to track, lack of liquidity in the underlying ETF can result in its value being more volatile than the underlying portfolio securities. Further, an underlying ETF that tracks an index may also experience tracking error. Underlying ETFs in which the Fund invests may be non-diversified under the Investment Company Act of 1940 (“1940 Act”). This means that there is no restriction under the 1940 Act on how much the Underlying ETF may invest in the securities of a single issuer. Therefore, the value of the Underlying ETF’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.
In addition, investments in the securities of underlying ETFs may involve duplication of advisory fees and certain other expenses.
Asset Class Risk, Ether ETP Risk Member
Prospectus [Line Items]
Risk [Text Block]
Ether ETP Risk: Ether ETPs are exchange-traded investment products not registered under the 1940 Act that seek to generally match the performance of the price of ether, and trade intra-day on a national securities exchange. Shares of Ether ETPs are not traded at net asset value, but may trade at prices above or below the value of their underlying portfolios. The level of risk involved in the purchase or sale of an Ether ETP is similar to the risk involved in the purchase or sale of an exchange-traded fund, and generally reflect the risks of owning the underlying ether and cash that an Ether ETP holds. Ether ETPs are subject to management fees and other fees that may increase their costs versus the costs of owning ether directly. Ether ETPs generally determine the price of ether by reference to a benchmark rate or index, and therefore may not reflect the global price of ether, or the price of ether on any one digital asset trading platform. In the event the price used by an Ether ETP deviates from the global price of ether, the Fund’s returns may be adversely affected.

Asset Class Risk, Ether Futures ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]
Ether Futures ETF Risk: Ether Futures ETFs do not invest directly in Ether. Instead, Ether Futures ETFs obtain indirect exposure to ether by investing in ether futures contracts. The market for ether futures contracts may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the market for ether futures contracts has grown substantially since ether futures contracts commenced trading, there can be no assurance that this growth will continue. The price for ether futures contracts is based on a number of factors, including the supply of and the demand for ether futures contracts. Market conditions and expectations, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for ether futures contracts. Additionally, due to the high margin requirements that are unique to ether futures contracts, an Ether Futures ETF may experience difficulty maintaining the desired level of exposure to ether futures contracts. If an Ether Futures ETF is unable to achieve such exposure it may not be able to meet its investment objective and the fund’s returns may be different or lower than expected. Additionally, collateral requirements may require an Ether Futures ETF to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like ether futures contracts may be considered aggressive and may expose an Ether Futures ETF to significant risks. These risks include counterparty risk and liquidity risk.

Asset Class Risk, U.S. Treasury Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. U.S. Treasury obligations are subject to inflation risk, as the price of short term U.S. Treasury obligations tends to fall during inflationary periods as investors seek higher yielding investments. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's investments in U.S. Treasury obligations to decline. In addition, uncertainty in regard to the U.S. debt ceiling may increase the volatility in U.S. Treasury obligations and can heighten the potential for a credit rating downgrade, which could have an adverse effect on the value of the Fund’s U.S. Treasury obligations.

Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk: Unlike most exchange-traded funds ("ETFs"), the Fund intends to effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These factors may result in wider spreads between the bid and the offered prices of the Fund’s Shares than for more conventional ETFs. Additionally, to the extent that brokerage or other costs are costs or taxable gains or losses that the Fund might not offset by transaction fees, such costs may be borne by the Fund and result in a decrease in the value of the Fund.

Covered Call Option Writing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Covered Call Option Writing Risk: By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the Ether ETP above the exercise prices of such options, but will continue to bear the risk of declines in the value of the Ether ETP. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may impact the Fund's ability to generate income.

Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security and related risks. Cybersecurity incidents involving the Fund and its service providers (including, without limitation, the Adviser, fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages, governmental and other regulatory authorities, exchanges and other financial market operators, banks, brokers, dealers, insurance companies, other financial institutions and other parties. The Fund and its shareholders could be negatively impacted as a result.

Ether Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Ether Investing Risk: The Fund is exposed to the risks of investing in ether through its investment in Ether ETPs, options on an Ether ETP Index (if available), and options on Ether ETPs. Ether is a relatively new and highly speculative investment. Because the Fund may, at times, focus its investments in Ether, it may be susceptible to increased risk of loss, including losses due to events that adversely affect the Fund’s investments more than the market as a whole. The risks associated with ether are set forth below.

Custody Risk: Security breaches, computer malware and computer hacking attacks have been a prevalent concern in relation to digital assets. The ether held by the custodian of an Ether ETPs or Spot Ether ETPs may be an appealing target to hackers or malware distributors seeking to destroy, damage or steal the ether held by an Ether ETP or Spot Ether ETP. To the extent that the Ether ETPs/Spot Ether ETPs and their service providers are unable to identify and mitigate or stop new security threats or otherwise adapt to technological changes in the digital asset industry, ether held by an Ether ETP or Spot Ether ETP may be subject to theft, loss, destruction or other attack.
Ether ETPs/Spot Ether ETPs have put security procedures in place to prevent such theft, loss or destruction, including but not limited to, offline storage, or cold storage, multiple encrypted private key “shards”, and other measures. Nevertheless, the security procedures cannot guarantee the prevention of any loss due to a security breach, software defect or act of God that may be borne by the Ether ETPs/Spot Ether ETPs and the security procedures may not protect against all errors, software flaws or other vulnerabilities in the technical infrastructure of an Ether ETP/Spot Ether ETP, which could result in theft, loss or damage of its assets. Ether not held in cold storage, such as assets held in a trading account, may be more vulnerable to security breach, hacking or loss than assets held in cold storage. Furthermore, assets held in a trading account are held on an omnibus, rather than segregated basis, which creates greater risk of loss.

The security procedures and operational infrastructure may be breached due to the actions of outside parties, error or malfeasance of an employee of service providers of an Ether ETP/Spot Ether ETP, and, as a result, an unauthorized party may obtain access to the Ether ETP’s account at the custodian where its ether is held, the relevant private keys (and therefore ether) or other data or property of an Ether ETP/Spot Ether ETP. Additionally, outside parties may attempt to fraudulently induce employees of an Ether ETP/Spot Ether ETP or its service providers to disclose sensitive information in order to gain access to the infrastructure of an Ether ETP/Spot Ether ETP. As the techniques used to obtain unauthorized access, disable or degrade service, or sabotage systems change frequently, or may be designed to remain dormant until a predetermined event and often are not recognized until launched against a target, an Ether ETP/Spot Ether ETP and its service providers may be unable to anticipate these techniques or implement adequate preventative measures.

Digital Asset Regulatory Risk: Digital asset markets in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Fund’s investments in Ether ETPs, options on Ether ETPs, options on Ether Futures ETFs, or options on an Ether ETP Index, and Ether Futures ETFs, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of Ether, staking, digital wallets, the provision of services related to trading and custodying digital assets, the operation of the Ethereum network, or the digital asset markets generally. Such occurrences could also impair the ability of an Ether Futures ETF or Ether ETP to meet its investment objective pursuant to its investment strategy.

Ether Risk: The Fund’s investments in Ether are subject to fluctuations in the value of ether. Ether is a relatively new innovation and the market for ether is subject to rapid price swings, changes and uncertainty. The further development of the Ethereum Network and the acceptance and use of ether are subject to a variety of factors that are difficult to evaluate. The value of ether has been, and may continue to be, substantially dependent on speculation, such that trading and investing in these assets generally may not be based on fundamental analysis. The slowing, stopping or reversing of the development of the Ethereum Network or the acceptance of ether may adversely affect the price of ether. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact ether trading venues. Additionally, if one or a coordinated group of validators were to gain control of 33% or more of staked ether, they would have the ability to execute extensive attacks, manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of one-third of staked ether, they could halt payments. A significant portion of ether is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of ether and these holders may have the ability to manipulate the price of ether.

Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, Ether and the digital asset trading venues on which it trades are largely unregulated and highly fragmented and digital asset trading venues may be operating out of compliance with regulations. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote Ether in a way that artificially increases the price of ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses.

Legal or regulatory changes may negatively impact the operation of the Ethereum Network or restrict the use of ether. The digital asset trading venues upon which ether trades have been subject to enforcement actions by regulatory authorities, and the Fund’s investments in Ether may be negatively impacted by such regulatory enforcement actions. Any such actions could significantly reduce the number of venues upon which ether trades and could negatively impact Ether ETPs, options on Ether Futures ETFs, options on Ether ETPs, options on Ether Futures ETFs, options on an Ether ETP Index, the ether futures contracts held by the Ether Futures ETFs, or the ether held by the Spot Ether ETPs.
In addition, digital asset trading venues, ether validators, and other participants may have significant exposure to other digital assets. Instability in the price, availability or legal or regulatory status of those assets and/or instruments may adversely impact the operation of the digital asset trading venues and the Ethereum Network. The realization of any of these risks could result in a decline in the acceptance of ether and consequently a reduction in the value of the Fund’s investments. Such occurrences could also impair the ether-related instruments’ ability to meet their investment objective pursuant to their respective investment strategy.

Lastly, the creation of a “fork” (as described above) or a substantial giveaway of ether (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of ether, ether-related instruments, and the Fund. A fork may be intentional, such as the ‘Merge.’ The ‘Merge’ refers to protocol changes altering the method by which transactions are validated.

Ether Derivatives Counterparty Risk: Transactions in some types of derivatives, such as options on Ether, are required to be centrally cleared. In transactions involving cleared derivatives, the Fund’s counterparty will be a clearing house. As only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund must hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments to and from a clearing house (including margin payments) through their accounts at clearing members. Customer funds held at a clearing house in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy other clients’ losses. Also, in the event of a clearing member’s bankruptcy, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which increases the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Ether Derivatives Liquidity Risk: The market for options on Ether is still developing and may be subject to periods of illiquidity which may lead to difficulty in buying or selling a position at a desired price. Additionally, periods of increased volatility and market disruptions can make it difficult to find a counterparty willing to transact at a reasonable price and size. Illiquid markets may cause significant losses. Also, the large size of the positions which the Fund may engage in increases the difficulty of liquidation and potentially increases the risk of losses. These larger positions may also impact the price of options on Ether.

Market conditions and expectations, margin requirements, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors may also limit the Fund’s ability to achieve its desired exposure to options contracts on Ether. If the Fund is unable to achieve such exposure, it may not be able to meet its investment objectives and the Fund’s returns may be different or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so.

Ether Futures Capacity Risk: Disruptions to the ether futures markets, such as illiquidity, position limits, accountability levels, or other limitations imposed by the Ether Futures ETF’s futures commission merchants (“FCMs”) as a result of margin requirements, set by the listing exchange, or the CFTC, may hamper the Ether Futures ETF’s ability to gain exposure to ether futures contracts, which may result in the Ether Futures ETF’s inability to achieve its investment objective and may experience significant losses. Any disruption to the Ether Futures ETF’s exposure to ether futures contracts will also cause the Fund’s performance to deviate from the performance of ether. Additionally, the ability of the Ether Futures ETFs to obtain exposure to ether futures contracts is limited by the tax rules that limit the amount the Ether Futures ETFs can invest in their wholly owned subsidiary at the end of each tax quarter.

Fork and Air Drop Risk: When ether experiences a fork or an air drop, a holder of ether typically will receive an additional digital asset or will be entitled to claim an additional digital asset. These additional digital assets may have significant value, and the value of ether may decline significantly following a fork or air drop. Because the Fund and the Ether Futures ETFs do not hold ether directly, they will not be entitled to participate in any fork or air drop, but they will be adversely impacted by any resulting decline in the price of ether due to the Ether Futures ETF’s holdings of ether futures. Some futures exchanges may in the future publish mechanisms intended to compensate holders of ether futures for the loss in value following certain forks that meet specified criteria, there can be no assurance that these mechanisms will adequately compensate the Fund or the Ether Futures ETFs for the full loss of value or that any particular fork will meet the criteria for an adjustment. In particular, there is substantial uncertainty as to how these adjustment mechanisms will be implemented by the exchanges in practice, both in terms of what forks and air drops will trigger an adjustment, and whether a holder of ether futures will receive a cash adjustment or an additional futures contract linked to the new digital asset. Because of the uncertainty around these adjustment mechanisms, it is also possible that a significant fork of ether could lead to extended trading halts for the ether futures held by the Ether Futures ETF, which could lead to significant liquidity and valuation risks for the Ether Futures ETFs and its relative derivatives as well as the Fund. It is possible that a fork of ether could substantially reduce the value of the ether futures held by the Ether Futures ETFs.

Spot Ether ETPs may be eligible to receive an additional digital asset or will be entitled to claim an additional asset due to a fork or an air drop. This right to receive any such benefit as an “Incidental Right” and any such virtual currency (other than ether) acquired through an Incidental Right is referred to as an “IR Virtual Currency”. However, the ability for Spot Ether ETP shareholders to receive these claims is subject to each fund’s IR Virtual Currency policy. If the Spot Ether ETP’s policy is to abandon the claims associated with such events, shareholders will not receive the benefits of any Incidental Rights and any IR Virtual Currency. Any inability to recognize the economic benefit of a hard fork or airdrop could adversely affect the value of the Spot Ether ETPs and the Fund due to the use of options on Spot Ether ETPs. The creation of a fork may result in significant and unexpected declines in the value of ether, ether futures, and the Fund.

Irrevocability of Transactions Risk: Ether transactions are typically not reversible without the consent and active participation of the recipient of the transaction. Once a transaction has been verified and recorded in a block that is added to the Ethereum blockchain, an incorrect transfer or theft of ether generally will not be reversible, and an Ether ETP may not be capable of seeking compensation for any such transfer or theft. It is possible that, through computer or human error, or through theft or other criminal action, an Ether ETP’s ether could be transferred from an Ether ETP’s custodian in incorrect amounts or to unauthorized third parties, or to uncontrolled accounts.

Ether Investing Risk, Custody Risk Member
Prospectus [Line Items]
Risk [Text Block]
Custody Risk: Security breaches, computer malware and computer hacking attacks have been a prevalent concern in relation to digital assets. The ether held by the custodian of an Ether ETPs or Spot Ether ETPs may be an appealing target to hackers or malware distributors seeking to destroy, damage or steal the ether held by an Ether ETP or Spot Ether ETP. To the extent that the Ether ETPs/Spot Ether ETPs and their service providers are unable to identify and mitigate or stop new security threats or otherwise adapt to technological changes in the digital asset industry, ether held by an Ether ETP or Spot Ether ETP may be subject to theft, loss, destruction or other attack.
Ether ETPs/Spot Ether ETPs have put security procedures in place to prevent such theft, loss or destruction, including but not limited to, offline storage, or cold storage, multiple encrypted private key “shards”, and other measures. Nevertheless, the security procedures cannot guarantee the prevention of any loss due to a security breach, software defect or act of God that may be borne by the Ether ETPs/Spot Ether ETPs and the security procedures may not protect against all errors, software flaws or other vulnerabilities in the technical infrastructure of an Ether ETP/Spot Ether ETP, which could result in theft, loss or damage of its assets. Ether not held in cold storage, such as assets held in a trading account, may be more vulnerable to security breach, hacking or loss than assets held in cold storage. Furthermore, assets held in a trading account are held on an omnibus, rather than segregated basis, which creates greater risk of loss.

The security procedures and operational infrastructure may be breached due to the actions of outside parties, error or malfeasance of an employee of service providers of an Ether ETP/Spot Ether ETP, and, as a result, an unauthorized party may obtain access to the Ether ETP’s account at the custodian where its ether is held, the relevant private keys (and therefore ether) or other data or property of an Ether ETP/Spot Ether ETP. Additionally, outside parties may attempt to fraudulently induce employees of an Ether ETP/Spot Ether ETP or its service providers to disclose sensitive information in order to gain access to the infrastructure of an Ether ETP/Spot Ether ETP. As the techniques used to obtain unauthorized access, disable or degrade service, or sabotage systems change frequently, or may be designed to remain dormant until a predetermined event and often are not recognized until launched against a target, an Ether ETP/Spot Ether ETP and its service providers may be unable to anticipate these techniques or implement adequate preventative measures.

Ether Investing Risk, Digital Asset Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
Digital Asset Regulatory Risk: Digital asset markets in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Fund’s investments in Ether ETPs, options on Ether ETPs, options on Ether Futures ETFs, or options on an Ether ETP Index, and Ether Futures ETFs, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of Ether, staking, digital wallets, the provision of services related to trading and custodying digital assets, the operation of the Ethereum network, or the digital asset markets generally. Such occurrences could also impair the ability of an Ether Futures ETF or Ether ETP to meet its investment objective pursuant to its investment strategy.

Ether Investing Risk, Ether Risk Member
Prospectus [Line Items]
Risk [Text Block]
Ether Risk: The Fund’s investments in Ether are subject to fluctuations in the value of ether. Ether is a relatively new innovation and the market for ether is subject to rapid price swings, changes and uncertainty. The further development of the Ethereum Network and the acceptance and use of ether are subject to a variety of factors that are difficult to evaluate. The value of ether has been, and may continue to be, substantially dependent on speculation, such that trading and investing in these assets generally may not be based on fundamental analysis. The slowing, stopping or reversing of the development of the Ethereum Network or the acceptance of ether may adversely affect the price of ether. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact ether trading venues. Additionally, if one or a coordinated group of validators were to gain control of 33% or more of staked ether, they would have the ability to execute extensive attacks, manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of one-third of staked ether, they could halt payments. A significant portion of ether is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of ether and these holders may have the ability to manipulate the price of ether.

Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, Ether and the digital asset trading venues on which it trades are largely unregulated and highly fragmented and digital asset trading venues may be operating out of compliance with regulations. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote Ether in a way that artificially increases the price of ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses.

Legal or regulatory changes may negatively impact the operation of the Ethereum Network or restrict the use of ether. The digital asset trading venues upon which ether trades have been subject to enforcement actions by regulatory authorities, and the Fund’s investments in Ether may be negatively impacted by such regulatory enforcement actions. Any such actions could significantly reduce the number of venues upon which ether trades and could negatively impact Ether ETPs, options on Ether Futures ETFs, options on Ether ETPs, options on Ether Futures ETFs, options on an Ether ETP Index, the ether futures contracts held by the Ether Futures ETFs, or the ether held by the Spot Ether ETPs.
In addition, digital asset trading venues, ether validators, and other participants may have significant exposure to other digital assets. Instability in the price, availability or legal or regulatory status of those assets and/or instruments may adversely impact the operation of the digital asset trading venues and the Ethereum Network. The realization of any of these risks could result in a decline in the acceptance of ether and consequently a reduction in the value of the Fund’s investments. Such occurrences could also impair the ether-related instruments’ ability to meet their investment objective pursuant to their respective investment strategy.

Lastly, the creation of a “fork” (as described above) or a substantial giveaway of ether (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of ether, ether-related instruments, and the Fund. A fork may be intentional, such as the ‘Merge.’ The ‘Merge’ refers to protocol changes altering the method by which transactions are validated.

Ether Investing Risk, Ether Derivatives Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Ether Derivatives Counterparty Risk: Transactions in some types of derivatives, such as options on Ether, are required to be centrally cleared. In transactions involving cleared derivatives, the Fund’s counterparty will be a clearing house. As only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund must hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments to and from a clearing house (including margin payments) through their accounts at clearing members. Customer funds held at a clearing house in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy other clients’ losses. Also, in the event of a clearing member’s bankruptcy, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which increases the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Ether Investing Risk, Ether Derivatives Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Ether Derivatives Liquidity Risk: The market for options on Ether is still developing and may be subject to periods of illiquidity which may lead to difficulty in buying or selling a position at a desired price. Additionally, periods of increased volatility and market disruptions can make it difficult to find a counterparty willing to transact at a reasonable price and size. Illiquid markets may cause significant losses. Also, the large size of the positions which the Fund may engage in increases the difficulty of liquidation and potentially increases the risk of losses. These larger positions may also impact the price of options on Ether.

Market conditions and expectations, margin requirements, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors may also limit the Fund’s ability to achieve its desired exposure to options contracts on Ether. If the Fund is unable to achieve such exposure, it may not be able to meet its investment objectives and the Fund’s returns may be different or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so.

Ether Investing Risk, Ether Futures Capacity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Ether Futures Capacity Risk: Disruptions to the ether futures markets, such as illiquidity, position limits, accountability levels, or other limitations imposed by the Ether Futures ETF’s futures commission merchants (“FCMs”) as a result of margin requirements, set by the listing exchange, or the CFTC, may hamper the Ether Futures ETF’s ability to gain exposure to ether futures contracts, which may result in the Ether Futures ETF’s inability to achieve its investment objective and may experience significant losses. Any disruption to the Ether Futures ETF’s exposure to ether futures contracts will also cause the Fund’s performance to deviate from the performance of ether. Additionally, the ability of the Ether Futures ETFs to obtain exposure to ether futures contracts is limited by the tax rules that limit the amount the Ether Futures ETFs can invest in their wholly owned subsidiary at the end of each tax quarter.

Ether Investing Risk, Fork And Air Drop Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fork and Air Drop Risk: When ether experiences a fork or an air drop, a holder of ether typically will receive an additional digital asset or will be entitled to claim an additional digital asset. These additional digital assets may have significant value, and the value of ether may decline significantly following a fork or air drop. Because the Fund and the Ether Futures ETFs do not hold ether directly, they will not be entitled to participate in any fork or air drop, but they will be adversely impacted by any resulting decline in the price of ether due to the Ether Futures ETF’s holdings of ether futures. Some futures exchanges may in the future publish mechanisms intended to compensate holders of ether futures for the loss in value following certain forks that meet specified criteria, there can be no assurance that these mechanisms will adequately compensate the Fund or the Ether Futures ETFs for the full loss of value or that any particular fork will meet the criteria for an adjustment. In particular, there is substantial uncertainty as to how these adjustment mechanisms will be implemented by the exchanges in practice, both in terms of what forks and air drops will trigger an adjustment, and whether a holder of ether futures will receive a cash adjustment or an additional futures contract linked to the new digital asset. Because of the uncertainty around these adjustment mechanisms, it is also possible that a significant fork of ether could lead to extended trading halts for the ether futures held by the Ether Futures ETF, which could lead to significant liquidity and valuation risks for the Ether Futures ETFs and its relative derivatives as well as the Fund. It is possible that a fork of ether could substantially reduce the value of the ether futures held by the Ether Futures ETFs.

Spot Ether ETPs may be eligible to receive an additional digital asset or will be entitled to claim an additional asset due to a fork or an air drop. This right to receive any such benefit as an “Incidental Right” and any such virtual currency (other than ether) acquired through an Incidental Right is referred to as an “IR Virtual Currency”. However, the ability for Spot Ether ETP shareholders to receive these claims is subject to each fund’s IR Virtual Currency policy. If the Spot Ether ETP’s policy is to abandon the claims associated with such events, shareholders will not receive the benefits of any Incidental Rights and any IR Virtual Currency. Any inability to recognize the economic benefit of a hard fork or airdrop could adversely affect the value of the Spot Ether ETPs and the Fund due to the use of options on Spot Ether ETPs. The creation of a fork may result in significant and unexpected declines in the value of ether, ether futures, and the Fund.

Ether Investing Risk, Irrevocability Of Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]
Irrevocability of Transactions Risk: Ether transactions are typically not reversible without the consent and active participation of the recipient of the transaction. Once a transaction has been verified and recorded in a block that is added to the Ethereum blockchain, an incorrect transfer or theft of ether generally will not be reversible, and an Ether ETP may not be capable of seeking compensation for any such transfer or theft. It is possible that, through computer or human error, or through theft or other criminal action, an Ether ETP’s ether could be transferred from an Ether ETP’s custodian in incorrect amounts or to unauthorized third parties, or to uncontrolled accounts.

FLEX Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
FLEX Options Risk: The Fund may utilize FLEX options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable to, or unwilling to, perform their obligations under the contracts. In the unlikely event that the OCC cannot meet their obligations, the Fund could suffer significant losses. Additionally, FLEX options may be more illiquid than other securities, including traditional options. To the extent that the FLEX options may not be expected to experience regular trading, the FLEX options held by the Fund may be valued based on a price quotation or other equivalent indication of value supplied by a pricing service, rather than based on a price last traded on an exchange. In less liquid markets for FLEX options, the Fund may have difficulty entering into or closing out certain positions at designated times and/or prices, including in connection with the options roll process. With the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s net asset value (“NAV”) and, in turn the share price of the Fund, could suffer significant losses. The Fund may experience substantial downside from specific FLEX option positions, and some may expire worthless. As a FLEX option approaches the predetermined expiration date, its value typically moves in parallel with the value of the Ether ETP. However, prior to such date, the value of the FLEX options may not increase or decrease at the same rate as the Ether ETP’s share price on a day-to-day basis. The value of the underlying FLEX options will be affected by many market factors, such as changes in the Ether ETP’s share price, interest rates, the volatility of the Ether ETP, and the remaining time to until the FLEX options expire.

Focus Risk Member
Prospectus [Line Items]
Risk [Text Block]
Focus Risk: The Fund may be susceptible to an increased risk of loss, including losses due to events that adversely affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are focused in the securities of a particular issuer or issuers within the same geographic region, market, industry, group of industries, sector or asset class.

Geographic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in the United States: A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy. For additional details on these risks, please see Market Risk.

Geographic Risk, Risk Of Investing In The United States Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in the United States: A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy. For additional details on these risks, please see Market Risk.

Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk: Income risk is the risk that the Fund’s income will decline because of falling interest rates.
Interest Rate Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short-term or long-term interest rates rise sharply.

Investable Universe Of Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investable Universe of Companies Risk: The investable universe of companies in which the Fund may invest may be limited. The Fund may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issues may expose the Fund to the market volatility of that specific security or issuer if the security performs worse than the market as a whole, which could adversely affect the Fund’s performance.

Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by central governments and governmental agencies, including the U.S. Federal Reserve or the European Central Bank, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions from Authorized Participants, which could have a negative impact on the Fund. Beginning in early 2025, the U.S. government’s threats to impose tariffs on goods from Mexico and Canada has heightened tension among trading partners. Further, in response to the U.S. government’s announcement of tariffs on goods from China, the Chinese government has countered with tariffs on U.S. goods, marking the beginning of a potential trade war between the countries. Tariffs on imported goods may increase the cost of certain products and household items, which may in turn dampen consumer spending and result in decreased confidence in the markets. The possibility of additional tariffs being imposed or the outbreak of a trade war may further adversely impact U.S. and international markets. Additionally, political uncertainty regarding U.S. policy, including the U.S. government’s approach to trade, may also impact the markets. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, raising of interest rates, or other events could have a significant impact on the Fund and its investments and trading of its Shares. This increases the risk that monetary policy may provide less support should economic growth slow. Market risk factors may result in increased volatility and/or decreased liquidity in the securities markets. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.
New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk: The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. New funds are also subject to Large Shareholder Risk.
Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]	Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.
Options Premium Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options Premium Tax Risk: The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20% plus the 3.8% Medicare tax. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Fund shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares in the Fund.
Qualifying Income Risk Member
Prospectus [Line Items]
Risk [Text Block]
Qualifying Income Risk: The Fund expects to obtain exposure to ether, in whole or in part, through traditional exchange-traded options and/or FLEX options contracts that reference one or more Ether ETPs that invest principally in listed ether futures contracts or ether as its primary underlying asset. The Fund intends to invest in such options, in whole or in part, indirectly through the Global X Subsidiary. In order for the Fund to qualify as a RIC, the Fund must, amongst other requirements detailed in the SAI, derive at least 90% of its gross income each taxable year from qualifying income. Income from listed ether futures contracts in which the Ether Futures ETFs invests directly as well as income from options on Ether ETPs may not be considered qualifying income. The Fund and the Ether Futures ETFs will seek to limit such income so as to qualify as a RIC. Failure to comply with the requirements for qualification as a RIC would have significant negative tax consequences to Fund shareholders.

Risks Associated With Exchange-Traded Funds Member
Prospectus [Line Items]
Risk [Text Block]
Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange. Authorized Participants Concentration Risk may be heightened because the Fund invests in non-U.S. securities.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's Shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.

Risks Associated With Exchange-Traded Funds, Authorized Participants Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange. Authorized Participants Concentration Risk may be heightened because the Fund invests in non-U.S. securities.
Risks Associated With Exchange-Traded Funds, Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.
Risks Associated With Exchange-Traded Funds, Listing Standards Risk Member
Prospectus [Line Items]
Risk [Text Block]	Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's Shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.
Risks Associated With Exchange-Traded Funds, Market Trading Risks And Premium/Discount Risks Member
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.

Subsidiary Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Subsidiary Investment Risk: Changes in the laws of the United States and/or the Cayman Islands, under which the Fund, the Global X Subsidiary, the Ether Futures ETFs and its wholly-owned Cayman subsidiary are organized, respectively, could result in the inability of the Global X Subsidiary and the Ether Futures ETFs to operate as intended and could negatively affect the Fund and the Ether Futures ETFs and its shareholders. The Global X Subsidiary and the Ether Futures ETF’s Cayman subsidiary are not registered under the 1940 Act and are not subject to all the investor protections of the 1940 Act.

Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk: The Fund intends to qualify as a “regulated investment company” or “RIC”. The Fund expects to obtain exposure to Ether through traditional exchange-traded options and/or FLEX options contracts that reference one or more Ether ETPs that invest principally in listed ether futures contracts or ether as its primary underlying asset. The Fund intends to invest in such options, in whole or in part, indirectly through the Global X Subsidiary. In order for the Fund to qualify as a RIC, the Fund must, amongst other requirements detailed in the SAI, derive at least 90% of its gross income each taxable year from qualifying income. Income from options on Ether ETPs which the Fund invests directly may not be considered qualifying income. The Fund will seek to limit such income so as to qualify as a RIC. In addition, the Fund will seek to ensure that the Global X Subsidiary will not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Fund’s investment in the Global X Subsidiary is intended to provide the Fund with exposure to options on Ether ETPs while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986. Failure to comply with the requirements for qualification as a RIC would have significant negative tax consequences to Fund shareholders.

Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
Turnover Risk: The Fund may engage in frequent and active trading, which may significantly increase the Fund’s portfolio turnover rate. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. For example, a portfolio turnover rate of 300% is equivalent to the Fund buying and selling all of its securities three times during the course of a year. A high portfolio turnover rate would result in high brokerage costs for the Fund, may result in higher taxes when Shares are held in a taxable account and lower Fund performance.

Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk: The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities or other investments, such as Ethereum futures, that trade in thin or volatile markets or that are valued using a fair value methodology (such as during trading halts). Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of its affiliates.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"). As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.